Schedule of Income before income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss before income tax	$ (18,354,626)	$ (38,248,459)
MALAYSIA
Loss before income tax	1,427,275	1,126,832
INDONESIA
Loss before income tax	(445,886)	(723,350)
HONG KONG
Loss before income tax	(19,336,015)	(38,651,082)
Others [Member]
Loss before income tax		$ (859)